Related party transactions - Summary of transactions and balances during the year with associates and joint ventures (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Joint Venture And Associates
Disclosure of transactions between related parties [line items]
Fair value of derivative liabilities, highest balance during the year	$ 2,660	$ 3,718
Fair value of derivative liabilities	1,480	2,641
Amounts due to associates
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	2,990	2,992
Amounts due to joint ventures and associates	1,344	1,844
Fair value of derivative assets, highest balance during the year	902	919
Fair value of derivative assets	673	763
Amounts due to joint ventures
Disclosure of transactions between related parties [line items]
Amounts due to joint ventures and associates, highest amount during the year	212	101
Amounts due to joint ventures and associates	153	85
Guarantees and commitments, highest amount during the year	992	569
Guarantees and commitments	777	577
Unsubordinated accounts receivable | Amounts due to associates
Disclosure of transactions between related parties [line items]
Unsubordinated mounts due from joint ventures and associates, highest amount during the year	9,945	8,097
Unsubordinated mounts due from joint ventures and associates	4,760	5,011
Unsubordinated accounts receivable | Amounts due to joint ventures
Disclosure of transactions between related parties [line items]
Unsubordinated mounts due from joint ventures and associates, highest amount during the year	253	104
Unsubordinated mounts due from joint ventures and associates	$ 229	$ 72